Jul. 01, 2016

John Hancock Bond Trust
Supplement dated July 1, 2016 to the current Prospectus

John Hancock Investment Grade Bond Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table for the fund in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	B	C	I	R2		R4		R6
Management fee	0.40	0.40	0.40	0.40	0.40		0.40		0.40
Distribution and service (Rule 12b-1) fees	0.25	1.00	1.00	0.00	0.25		0.25		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.00	0.25		0.10		0.00
Additional other expenses	0.23	0.23	0.23	0.22	0.12	[1]	0.12	[1]	0.12	[1]
Total other expenses	0.23	0.23	0.23	0.22	0.37		0.22		0.12
Total annual fund operating expenses	0.88	1.63	1.63	0.62	1.02		0.87		0.52
Contractual expense reimbursement[2]	–0.08	–0.08	–0.08	–0.08	–0.08		–0.18	[3]	–0.10
Total annual fund operating expenses after expense reimbursements	0.80	1.55	1.55	0.54	0.94		0.69		0.42

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2, Class R4, and Class R6 shares.
[2]
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. These agreements expire on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

[3]
The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	B		C		I	R2	R4	R6
Shares		Sold	Not Sold	Sold	Not Sold
1 year	478	658	158	258	158	55	96	70	43
3 years	662	806	506	506	506	190	317	260	157
5 years	861	1,079	879	879	879	338	555	465	281
10 years	1,434	1,725	1,725	1,926	1,926	767	1,241	1,056	643